Schedule of Investments (unaudited)	iShares® ESG MSCI EM Leaders ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Brazil — 2.9%
Americanas SA	22,900	$96,851
Atacadao SA	9,263	37,714
Banco Bradesco SA	33,397	118,619
Banco Santander Brasil SA	8,651	61,071
CCR SA	30,159	84,654
Cosan SA	34,169	155,368
Energisa SA	4,043	37,788
Equatorial Energia SA	22,012	110,140
Hapvida Participacoes e Investimentos SA(a)	3,434	4,856
Hypera SA	8,252	67,352
Klabin SA	14,321	67,318
Localiza Rent a Car SA	14,318	173,290
Petro Rio SA(b)	15,346	90,380
Raia Drogasil SA	27,768	120,653
Rumo SA	37,367	139,009
Telefonica Brasil SA	10,331	110,971
Tim SA	17,433	52,821
TOTVS SA	18,552	110,745
Ultrapar Participacoes SA	28,031	84,756
WEG SA	40,214	214,670
		1,939,026
Chile — 0.3%
Cencosud SA	7,281	11,671
Empresas CMPC SA	23,507	40,637
Empresas COPEC SA	8,100	64,310
Enel Americas SA	458,463	49,629
Falabella SA	15,717	46,022
		212,269
China — 30.7%
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	4,500	14,534
3SBio Inc.(a)(b)	136,500	101,411
AAC Technologies Holdings Inc.	15,000	32,625
Air China Ltd., Class A(b)	8,000	11,608
Air China Ltd., Class H(b)	44,000	32,100
Alibaba Group Holding Ltd.(b)	288,916	3,469,947
Alibaba Health Information Technology Ltd.(b)	150,000	76,406
A-Living Smart City Services Co. Ltd., Class A(a)	8,500	13,561
Angel Yeast Co. Ltd., Class A	1,700	10,773
Anjoy Foods Group Co. Ltd., Class A	700	13,734
Baidu Inc.	11,600	218,040
Baidu Inc., ADR(b)	4,300	603,505
Baoshan Iron & Steel Co. Ltd., Class A	16,800	16,107
BBMG Corp., Class A	10,800	4,539
Beijing Capital International Airport Co. Ltd., Class H(b)	50,000	29,293
Beijing Enterprises Water Group Ltd.	112,000	37,106
BYD Co. Ltd., Class A	2,400	105,997
BYD Co. Ltd., Class H	20,500	728,597
By-health Co. Ltd., Class A	4,000	11,886
CECEP Wind Power Corp, Class A	6,400	4,400
China Communications Services Corp. Ltd., Class H	54,000	25,287
China Construction Bank Corp., Class H	1,987,000	1,472,994
China Eastern Airlines Corp. Ltd., Class A(b)	9,800	7,060
China Everbright Environment Group Ltd.	86,000	51,700
China Feihe Ltd.(a)	73,000	73,677
China Gas Holdings Ltd.	62,600	93,271
China Jushi Co. Ltd., Class A	4,078	9,956
China Lesso Group Holdings Ltd.	27,000	34,668
Security	Shares	Value

China (continued)
China Medical System Holdings Ltd.	32,000	$47,285
China Mengniu Dairy Co. Ltd.	74,000	378,880
China Merchants Bank Co. Ltd., Class A	19,500	115,940
China Merchants Bank Co. Ltd., Class H	81,500	515,485
China Molybdenum Co. Ltd., Class A	27,200	19,334
China Molybdenum Co. Ltd., Class H	75,000	36,698
China Overseas Land & Investment Ltd.	79,000	229,250
China Resources Cement Holdings Ltd.	10,000	7,914
China Resources Gas Group Ltd.	20,000	83,678
China Resources Mixc Lifestyle Services Ltd.(a)	7,600	37,481
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	1,100	7,231
China Ruyi Holdings Ltd.(b)	72,000	20,553
China Southern Airlines Co. Ltd., Class A(b)	14,500	14,085
China Southern Airlines Co. Ltd., Class H(b)(c)	46,000	25,385
China Three Gorges Renewables Group Co. Ltd., Class A	35,300	32,761
China Vanke Co. Ltd., Class A	11,700	31,174
China Vanke Co. Ltd., Class H	35,100	77,556
CIFI Ever Sunshine Services Group Ltd.	8,000	9,277
CIFI Holdings Group Co. Ltd.	72,500	31,445
CITIC Ltd.	122,000	136,824
Contemporary Amperex Technology Co. Ltd., Class A	2,900	176,569
Country Garden Services Holdings Co. Ltd.	42,000	166,077
CSPC Pharmaceutical Group Ltd.	179,360	191,642
Dali Foods Group Co. Ltd.(a)	55,000	27,700
ENN Energy Holdings Ltd.	25,100	384,031
ENN Natural Gas Co. Ltd., Class A	2,900	7,934
Eve Energy Co. Ltd., Class A	1,900	22,892
Fosun International Ltd.	54,500	55,260
Ganfeng Lithium Co. Ltd., Class A	1,800	31,966
Ganfeng Lithium Co. Ltd., Class H(a)	5,600	71,778
Genscript Biotech Corp.(b)	26,000	76,938
Gotion High-tech Co. Ltd., Class A(b)	3,600	19,815
Greentown Service Group Co. Ltd.	30,000	30,175
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	1,600	7,415
Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	2,200	24,987
Hansoh Pharmaceutical Group Co. Ltd.(a)	24,000	43,173
Hopson Development Holdings Ltd.	4,300	7,003
Huatai Securities Co. Ltd., Class A	2,700	5,387
Huatai Securities Co. Ltd., Class H(a)	7,000	9,795
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	8,200	46,578
Jafron Biomedical Co. Ltd., Class A	1,900	12,491
Jiangsu Eastern Shenghong Co. Ltd., Class A	4,500	10,536
Jiangsu Zhongtian Technology Co. Ltd., Class A	3,600	9,881
Jinke Properties Group Co. Ltd., Class A	6,400	3,003
Jinxin Fertility Group Ltd.(a)(b)	70,000	54,916
Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd., Class A	2,200	8,618
Kingdee International Software Group Co. Ltd.(b)	110,000	216,620
Kingfa Sci & Tech Co. Ltd., Class A	9,000	12,053
Kunlun Energy Co. Ltd.	88,000	75,423
Lenovo Group Ltd.	154,000	151,737
Li Auto Inc., ADR(b)(c)	10,952	274,567
Longfor Group Holdings Ltd.(a)	37,500	186,608
Meituan, Class B(a)(b)	80,500	1,888,941
Microport Scientific Corp.	5,900	11,684
Ming Yang Smart Energy Group Ltd., Class A	2,200	8,354
NetEase Inc.	39,900	865,402
Ovctek China Inc., Class A	6,560	45,122

Schedule of Investments (unaudited) (continued)	iShares® ESG MSCI EM Leaders ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Pharmaron Beijing Co. Ltd., Class A	1,100	$19,625
Pharmaron Beijing Co. Ltd., Class H(a)	2,800	33,768
Ping An Healthcare and Technology Co. Ltd.(a)(b)	21,600	58,079
Pop Mart International Group Ltd.(a)	13,400	51,655
Postal Savings Bank of China Co. Ltd., Class H(a)	118,000	87,667
SF Holding Co. Ltd., Class A	5,600	43,538
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	19,600	21,755
Shanghai Electric Group Co. Ltd., Class A	17,000	10,343
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	7,000	29,482
Shanghai M&G Stationery Inc., Class A	1,000	7,742
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	6,000	16,155
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	19,200	31,261
Shenzhen Inovance Technology Co. Ltd., Class A	3,750	34,268
Shenzhen International Holdings Ltd.	32,500	31,295
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	1,200	54,378
Sino Biopharmaceutical Ltd.	150,000	84,298
Sinopharm Group Co. Ltd., Class H	14,000	34,718
Sinotrans Ltd., Class A	3,100	1,836
Sinotruk Hong Kong Ltd.	18,500	26,238
Skshu Paint Co. Ltd., Class A	600	8,378
Sungrow Power Supply Co. Ltd., Class A	1,900	22,696
Tencent Holdings Ltd.	70,300	3,214,001
Tongcheng Travel Holdings Ltd.(b)	52,800	101,230
Topchoice Medical Corp., Class A(b)	2,100	43,872
Uni-President China Holdings Ltd.	34,000	27,408
Unisplendour Corp. Ltd., Class A	6,100	16,228
Vipshop Holdings Ltd., ADR(b)	7,294	67,834
Want Want China Holdings Ltd.(c)	104,000	103,496
Wharf Holdings Ltd. (The)	15,000	50,177
WuXi AppTec Co. Ltd., Class A	3,392	48,273
WuXi AppTec Co. Ltd., Class H(a)	10,760	132,984
Wuxi Biologics Cayman Inc., New(a)(b)	67,500	499,136
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	8,100	14,941
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	20,400	33,371
Xinyi Solar Holdings Ltd.	104,000	184,600
XPeng Inc., ADR(b)(c)	6,939	163,066
Yadea Group Holdings Ltd.(a)	6,000	9,741
Yihai International Holding Ltd.	3,000	9,309
Yum China Holdings Inc.	5,345	242,984
Yunnan Baiyao Group Co. Ltd., Class A	2,940	24,814
Yunnan Energy New Material Co. Ltd., Class A	200	6,524
Zhejiang Chint Electrics Co. Ltd., Class A	3,900	21,322
Zhejiang Expressway Co. Ltd., Class H	32,000	28,242
Zhejiang Huayou Cobalt Co. Ltd., Class A	1,700	23,938
Zhejiang Jiuzhou Pharmaceutical Co. Ltd., Class A	900	6,401
Zhejiang Weixing New Building Materials Co. Ltd., Class A	1,800	4,937
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	12,900	11,459
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	38,000	23,399
		20,228,951
Colombia — 0.1%
Bancolombia SA	5,103	61,344
Interconexion Electrica SA ESP	3,061	19,308
		80,652
Czech Republic — 0.1%
Komercni Banka AS	1,617	50,332
Moneta Money Bank AS(a)	7,349	24,452
		74,784
Security	Shares	Value

Egypt — 0.1%
Commercial International Bank Egypt SAE	33,484	$74,279

Greece — 0.2%
Alpha Services and Holdings SA(b)	62,141	65,711
Eurobank Ergasias Services and Holdings SA, Class A(b)	52,838	59,118
Public Power Corp. SA(b)	4,204	27,695
		152,524
Hong Kong — 0.0%
Vinda International Holdings Ltd.	10,000	25,054

Hungary — 0.1%
MOL Hungarian Oil & Gas PLC	8,627	61,897
OTP Bank Nyrt	164	3,907
		65,804
India — 14.3%
Adani Green Energy Ltd.(b)	7,990	193,536
Adani Total Gas Ltd.	5,531	170,869
Asian Paints Ltd.	8,373	306,031
Axis Bank Ltd.(b)	46,300	406,299
Berger Paints India Ltd.	5,098	40,096
Britannia Industries Ltd.	2,262	105,723
Colgate-Palmolive India Ltd.	2,613	54,606
Dabur India Ltd.	12,884	85,961
Eicher Motors Ltd.	2,872	102,363
GAIL India Ltd.	31,116	58,997
Grasim Industries Ltd.	5,384	98,473
Havells India Ltd.	5,214	80,339
HCL Technologies Ltd.	22,471	299,664
Hero MotoCorp Ltd.	2,519	89,429
Hindalco Industries Ltd.	32,204	175,121
Hindustan Unilever Ltd.	16,979	511,198
Housing Development Finance Corp. Ltd.	35,388	1,041,708
ICICI Prudential Life Insurance Co. Ltd.(a)	2,436	16,366
Indraprastha Gas Ltd.	5,991	29,039
Info Edge India Ltd.	1,562	83,416
Infosys Ltd.	69,230	1,335,930
Kotak Mahindra Bank Ltd.	9,841	234,103
Lupin Ltd.	4,515	35,914
Mahindra & Mahindra Ltd.	17,803	235,559
Marico Ltd.	10,797	73,925
Nestle India Ltd.	704	159,881
PI Industries Ltd.	1,698	60,138
Piramal Enterprises Ltd.	2,468	59,934
Reliance Industries Ltd.	60,026	2,022,183
Samvardhana Motherson International Ltd.	190	318
Shree Cement Ltd.	218	61,806
Shriram Transport Finance Co. Ltd.	1,650	24,998
Siemens Ltd.	1,562	48,764
State Bank of India	37,015	221,380
Tata Consultancy Services Ltd.	19,057	821,771
UPL Ltd.	10,392	104,076
Zomato Ltd.(b)	2,893	2,782
		9,452,696
Indonesia — 1.9%
Aneka Tambang Tbk	160,600	27,540
Bank Central Asia Tbk PT	1,141,800	604,128
Bank Negara Indonesia Persero Tbk PT	99,100	62,358
Barito Pacific Tbk PT	596,000	34,089
Indah Kiat Pulp & Paper Tbk PT	59,800	33,815
Kalbe Farma Tbk PT	416,300	47,803

Schedule of Investments (unaudited) (continued)	iShares® ESG MSCI EM Leaders ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Indonesia (continued)
Merdeka Copper Gold Tbk PT(b)	247,057	$92,031
Telkom Indonesia Persero Tbk PT	881,800	260,651
Tower Bersama Infrastructure Tbk PT	152,900	30,853
Unilever Indonesia Tbk PT	166,800	54,037
		1,247,305
Kuwait — 0.5%
Kuwait Finance House KSCP	105,779	310,196

Malaysia — 2.2%
AMMB Holdings Bhd(b)	37,500	31,101
Axiata Group Bhd	55,600	40,756
CIMB Group Holdings Bhd	138,600	162,728
DiGi.Com Bhd	63,500	51,150
Fraser & Neave Holdings Bhd	900	3,992
HAP Seng Consolidated Bhd	12,300	23,316
IHH Healthcare Bhd	40,000	61,137
Kuala Lumpur Kepong Bhd	8,700	50,787
Malayan Banking Bhd	97,200	201,863
Malaysia Airports Holdings Bhd(b)	23,663	35,461
MISC Bhd	27,000	44,214
Nestle Malaysia Bhd	1,500	46,180
Petronas Dagangan Bhd	6,000	30,923
Petronas Gas Bhd	16,200	63,958
PPB Group Bhd	13,100	49,725
Press Metal Aluminium Holdings Bhd	65,700	83,018
Public Bank Bhd	301,300	325,456
QL Resources Bhd	22,000	25,776
RHB Bank Bhd	37,000	51,259
Sime Darby Bhd	55,000	27,499
Telekom Malaysia Bhd	22,700	27,794
Westports Holdings Bhd	1,000	788
		1,438,881
Mexico — 2.0%
Arca Continental SAB de CV	8,800	59,823
Cemex SAB de CV, NVS(b)	314,076	147,778
Coca-Cola Femsa SAB de CV	10,400	62,298
Fomento Economico Mexicano SAB de CV	40,300	301,894
Gruma SAB de CV, Class B	4,325	51,393
Grupo Aeroportuario del Sureste SAB de CV, Class B	2,410	52,650
Grupo Bimbo SAB de CV, Series A	31,600	103,918
Grupo Financiero Banorte SAB de CV, Class O	53,600	347,492
Grupo Televisa SAB, CPO	49,000	100,288
Industrias Penoles SAB de CV	3,030	35,634
Kimberly-Clark de Mexico SAB de CV, Class A	31,900	49,389
		1,312,557
Peru — 0.3%
Credicorp Ltd.	1,363	191,338

Philippines — 0.6%
Globe Telecom Inc.	540	24,972
GT Capital Holdings Inc.	1,950	18,672
JG Summit Holdings Inc.	59,778	62,018
Monde Nissin Corp.(a)(b)	23,700	6,696
SM Investments Corp.	5,070	82,983
SM Prime Holdings Inc.	211,900	149,068
Universal Robina Corp.	17,630	36,295
		380,704
Poland — 1.0%
Bank Polska Kasa Opieki SA	4,511	98,453
KGHM Polska Miedz SA	3,755	127,902
Security	Shares	Value

Poland (continued)
Polski Koncern Naftowy ORLEN SA	6,095	$105,200
Polskie Gornictwo Naftowe i Gazownictwo SA	27,209	38,138
Powszechna Kasa Oszczednosci Bank Polski SA(b)	21,274	158,902
Powszechny Zaklad Ubezpieczen SA	12,616	95,643
Santander Bank Polska SA	711	42,872
		667,110
Qatar — 1.0%
Commercial Bank PSQC (The)	41,438	80,113
Qatar Fuel QSC	9,092	42,818
Qatar Gas Transport Co. Ltd.	13,083	13,397
Qatar National Bank QPSC	92,863	547,395
		683,723
Romania — 0.1%
NEPI Rockcastle S.A	9,783	61,417

Russia — 0.0%
Gazprom PJSC(d)	244,340	39
LUKOIL PJSC(d)	8,544	1
Mobile TeleSystems PJSC, ADR(d)	9,473	95
Moscow Exchange MICEX-RTS PJSC(b)(d)	30,360	5
Novatek PJSC, GDR(d)	1,863	19
Novolipetsk Steel PJSC(d)	31,136	5
PhosAgro PJSC(d)	18	—
PhosAgro PJSC, GDR(d)	2,730	27
Polymetal International PLC(d)	7,120	1
Polyus PJSC(d)	698	—
		192
Saudi Arabia — 2.0%
Bank AlBilad(b)	10,182	135,874
Dr Sulaiman Al Habib Medical Services Group Co.	1,274	72,622
Saudi Arabian Oil Co.(a)	45,545	508,822
Saudi Basic Industries Corp.	18,516	565,681
		1,282,999
Singapore — 0.1%
BOC Aviation Ltd.(a)	5,100	42,065

South Africa — 6.9%
Absa Group Ltd.	15,993	187,880
Anglo American Platinum Ltd.	1,110	121,480
Aspen Pharmacare Holdings Ltd.	8,550	88,193
Bid Corp. Ltd.	7,018	150,330
Bidvest Group Ltd. (The)	5,885	82,065
Capitec Bank Holdings Ltd.	1,670	240,274
Clicks Group Ltd.	5,138	99,999
Discovery Ltd.(b)	10,295	95,733
FirstRand Ltd.	105,073	486,466
Gold Fields Ltd.	18,325	175,476
Impala Platinum Holdings Ltd.	17,234	234,966
Kumba Iron Ore Ltd.	1,328	50,009
Mr. Price Group Ltd.	3,273	43,411
MTN Group Ltd.	34,791	375,014
MultiChoice Group	23,125	197,772
Naspers Ltd., Class N	3,972	432,674
Nedbank Group Ltd.	9,552	144,794
Northam Platinum Holdings Ltd.(b)	7,382	88,714
Old Mutual Ltd.	97,713	79,798
Remgro Ltd.	10,998	105,834
Sanlam Ltd.	38,711	167,003
Sasol Ltd.(b)	10,087	267,660
Shoprite Holdings Ltd.	10,455	143,919

Schedule of Investments (unaudited) (continued)	iShares® ESG MSCI EM Leaders ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

South Africa (continued)
SPAR Group Ltd. (The)	4,064	$39,827
Standard Bank Group Ltd.	27,587	315,187
Vodacom Group Ltd.	13,342	125,287
		4,539,765
South Korea — 8.3%
Amorepacific Corp.	707	93,139
AMOREPACIFIC Group	1,567	58,157
BGF retail Co. Ltd.	157	23,196
Celltrion Healthcare Co. Ltd.	1,245	61,986
CJ CheilJedang Corp.	167	52,906
CJ Corp.	323	22,209
CJ Logistics Corp.(b)	184	19,207
Coway Co. Ltd.	1,154	66,401
Doosan Bobcat Inc.	1,907	58,285
GS Engineering & Construction Corp.	1,567	50,208
Hana Financial Group Inc.	5,185	207,450
Hanwha Solutions Corp.(b)	2,634	82,693
HMM Co. Ltd.	5,526	144,939
Hyundai Engineering & Construction Co. Ltd.	2,537	88,429
Hyundai Glovis Co. Ltd.	391	66,718
Kakao Corp.(c)	4,257	290,750
KB Financial Group Inc.	8,214	401,447
Korea Zinc Co. Ltd.	100	48,092
Korean Air Lines Co. Ltd.(b)	3,516	82,480
LG Chem Ltd.	885	415,976
LG Corp.	2,108	135,963
LG Display Co. Ltd.	4,836	67,652
LG Electronics Inc.	2,319	195,598
Lotte Chemical Corp.	463	76,242
NAVER Corp.	2,301	532,795
NCSoft Corp.	401	147,474
Netmarble Corp.(a)	1,023	69,043
POSCO Chemical Co. Ltd.	626	65,696
Samsung Engineering Co. Ltd.(b)	3,133	61,942
Samsung Life Insurance Co. Ltd.	1,654	91,042
Samsung SDI Co. Ltd.	1,146	529,956
Samsung SDS Co. Ltd.	704	84,183
Samsung Securities Co. Ltd.	1,143	36,631
Shinhan Financial Group Co. Ltd.	9,055	315,215
SK Biopharmaceuticals Co. Ltd.(b)	624	43,612
SK Chemicals Co. Ltd.	307	32,010
SK IE Technology Co. Ltd.(a)(b)	662	67,420
SK Inc.	872	173,988
SK Innovation Co. Ltd.(b)	1,153	199,751
SK Telecom Co. Ltd.	552	25,417
SKC Co. Ltd.	421	54,389
Woori Financial Group Inc.	8,029	96,696
Yuhan Corp.	1,039	50,578
		5,487,961
Taiwan — 15.8%
Acer Inc.	58,000	57,769
Airtac International Group	2,000	65,461
AU Optronics Corp.	172,000	105,632
Cathay Financial Holding Co. Ltd.	163,000	310,908
Chailease Holding Co. Ltd.	27,502	211,616
China Airlines Ltd.(b)	26,000	24,276
China Steel Corp.	244,000	290,043
Chunghwa Telecom Co. Ltd.	79,000	343,342
CTBC Financial Holding Co. Ltd.	382,000	354,737
Security	Shares	Value

Taiwan (continued)
Delta Electronics Inc.	40,000	$329,128
E.Sun Financial Holding Co. Ltd.	248,140	260,045
Eva Airways Corp.(b)	22,000	25,847
Evergreen Marine Corp. Taiwan Ltd.	52,000	249,060
Far Eastern New Century Corp.	59,000	61,816
Far EasTone Telecommunications Co. Ltd.	32,000	87,604
First Financial Holding Co. Ltd.	215,324	202,001
Fubon Financial Holding Co. Ltd.	154,800	339,441
Hotai Motor Co. Ltd.	7,000	151,473
Hua Nan Financial Holdings Co. Ltd.	178,579	145,666
MediaTek Inc.	30,000	927,634
Mega Financial Holding Co. Ltd.	224,000	297,581
momo.com Inc	1,000	28,768
Nan Ya Plastics Corp.	107,000	312,984
President Chain Store Corp.	12,000	113,569
Shanghai Commercial & Savings Bank Ltd. (The)	74,000	128,404
SinoPac Financial Holdings Co. Ltd.	212,000	131,913
Taishin Financial Holding Co. Ltd.	215,151	132,301
Taiwan Cement Corp.	108,000	158,209
Taiwan Cooperative Financial Holding Co. Ltd.	157,000	152,267
Taiwan High Speed Rail Corp.	39,000	37,108
Taiwan Mobile Co. Ltd.	35,000	130,058
Taiwan Semiconductor Manufacturing Co. Ltd.	175,000	3,309,412
Uni-President Enterprises Corp.	99,000	229,077
United Microelectronics Corp.	244,000	429,955
Voltronic Power Technology Corp.	1,000	50,990
Walsin Lihwa Corp.	28,000	45,437
Wan Hai Lines Ltd.	12,400	66,372
Yang Ming Marine Transport Corp.(b)	37,000	157,130
		10,455,034
Thailand — 2.9%
Advanced Info Service PCL, NVDR	24,800	157,100
Airports of Thailand PCL, NVDR(b)	86,900	177,038
Asset World Corp. PCL, NVDR	286,000	42,625
B Grimm Power PCL, NVDR(c)	15,800	15,896
Bangkok Dusit Medical Services PCL, NVDR	198,100	149,029
Berli Jucker PCL, NVDR	24,000	25,400
BTS Group Holdings PCL, NVDR	159,600	41,464
Bumrungrad Hospital PCL, NVDR	9,500	48,443
Central Pattana PCL, NVDR	45,200	84,754
Charoen Pokphand Foods PCL, NVDR	83,400	63,241
CP ALL PCL, NVDR	118,600	229,402
Energy Absolute PCL, NVDR	30,000	78,508
Home Product Center PCL, NVDR	122,800	53,299
Indorama Ventures PCL, NVDR	34,000	48,781
Intouch Holdings PCL, NVDR	22,500	47,009
Minor International PCL, NVDR(b)	79,800	81,519
Osotspa PCL, NVDR	24,200	24,533
PTT Exploration & Production PCL, NVDR	28,800	141,795
PTT Global Chemical PCL, NVDR	45,500	64,014
PTT Oil & Retail Business PCL, NVDR	20,400	16,543
SCB X PCL, NVS	18,300	60,430
SCG Packaging PCL, NVDR	6,600	10,945
Siam Cement PCL (The), NVDR	15,800	171,468
Thai Union Group PCL, NVDR	64,300	32,282
True Corp. PCL, NVDR	250,900	32,209
		1,897,727
Turkey — 0.2%
KOC Holding AS	16,159	39,563

Schedule of Investments (unaudited) (continued)	iShares® ESG MSCI EM Leaders ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Turkey (continued)
Turk Hava Yollari AO(b)	2,577	$7,840
Turkiye Is Bankasi AS, Class C	31,890	21,012
Turkiye Petrol Rafinerileri AS(b)	953	15,750
Turkiye Sise ve Cam Fabrikalari AS	27,573	35,266
		119,431
United Arab Emirates — 2.5%
Abu Dhabi Commercial Bank PJSC	57,776	157,126
Abu Dhabi Islamic Bank PJSC	30,515	69,208
Aldar Properties PJSC	84,512	121,680
Emirates NBD Bank PJSC	52,551	188,117
Emirates Telecommunications Group Co. PJSC	73,666	608,008
First Abu Dhabi Bank PJSC	90,612	529,363
		1,673,502
Total Common Stocks — 97.1%
(Cost: $58,744,586)		64,097,946

Preferred Stocks

Brazil — 1.8%
Banco Bradesco SA, Preference Shares, NVS	110,263	475,616
Cia. Energetica de Minas Gerais, Preference Shares, NVS	29,576	72,501
Gerdau SA, Preference Shares, NVS	25,811	158,422
Itau Unibanco Holding SA, Preference Shares, NVS	93,233	513,193
		1,219,732
Chile — 0.4%
Sociedad Quimica y Minera de Chile SA, Class B,
Preference Shares, NVS	2,761	294,914

Colombia — 0.2%
Bancolombia SA, Preference Shares, NVS	9,480	106,367
Security	Shares	Value

South Korea — 0.2%
LG Chem Ltd., Preference Shares, NVS	419	$98,408
LG Household & Health Care Ltd., Preference Shares, NVS	3	977
		99,385
Total Preferred Stocks — 2.6%
(Cost: $1,295,942)		1,720,398

Short-Term Securities

Money Market Funds — 0.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.87%(e)(f)(g)	515,398	515,398

Total Short-Term Securities — 0.8%
(Cost: $515,398)		515,398

Total Investments in Securities — 100.5%
(Cost: $60,555,926)		66,333,742

Liabilities in Excess of Other Assets — (0.5)%		(345,889)
Net Assets — 100.0%		$65,987,853

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.

(c)	All or a portion of this security is on loan.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(e)	Affiliate of the Fund.

(f)	Annualized 7-day yield as of period end.

(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/22	Shares Held at 05/31/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,399,372	$—	$(881,951	)(a)	$(2,023)	$—	$515,398	515,398	$14,004	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	2,330,000	—	(2,330,000	)(a)	—	—	—	—	144		—
					$(2,023)	$—	$515,398		$14,148		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.

Schedule of Investments (unaudited) (continued)	iShares® ESG MSCI EM Leaders ETF
May 31, 2022

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

				Value/
			Notional	Unrealized
	Number of	Expiration	Amount	Appreciation
Description	Contracts	Date	(000)	(Depreciation)
Long Contracts
MSCI Emerging Markets Index	5	06/17/22	$266	$12,593

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$6,638,850	$57,458,904	$192	$64,097,946
Preferred Stocks	1,621,013	99,385	—	1,720,398
Money Market Funds	515,398	—	—	515,398

	$8,775,261	$57,558,289	$192	$66,333,742
Derivative financial instruments(a)
Assets
Futures Contracts	$12,593	$—	$—	$12,593

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Equity
		NVS	Non-Voting Shares
ADR	American Depositary Receipt	PJSC	Public Joint Stock Company
CPO	Certificates of Participation (Ordinary)
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt